Restatement of Financial Statements - Consolidated Statement of Operations (Details) (USD $) In Thousands, except Per Share data	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Interest and finance costs(Note 13)	$ (64,459)	$ (40,147)	[1]
Total expenses, net	(86,398)	(135,849)	[1]
Income before income taxes	(76,035)	44,678	[1]
Net income attributable to DryShips Inc.	(88,324)	32,740	[1]
Net income loss available to common stockholders	(92,254)	25,978	[1]
Earnings per common share, basic and diluted	$ (0.27)	$ 0.10	[1]
As Previously Reported
Interest and finance costs(Note 13)		(57,715)
Total expenses, net		(153,417)
Income before income taxes		27,110
Net income attributable to DryShips Inc.		15,172
Net income loss available to common stockholders		8,622
Earnings per common share, basic and diluted		$ 0.03
As Restated
Interest and finance costs(Note 13)		(40,147)
Total expenses, net		(135,849)
Income before income taxes		44,678
Net income attributable to DryShips Inc.		32,740
Net income loss available to common stockholders		$ 25,978
Earnings per common share, basic and diluted		$ 0.10

[1]	As restated, see also Note 3